PROPERTY, PLANT AND EQUIPMENT - Cost, accumulated amortisation and carrying value (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	R 27,240.7	R 22,132.4
Balance at end of the year	51,444.6	27,240.7	R 22,132.4
Non-cash additions, capitalised amortisation and depreciation	41.8
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	67,689.8	57,431.7	54,404.9
Additions	6,140.6	4,151.1	3,344.8
Change in estimates of rehabilitation assets	(187.8)	472.5	(273.4)
Disposals	(142.3)	(67.8)	(44.6)
Foreign currency translation	(1,728.2)
Assets acquired on acquisition of subsidiaries	29,948.6	5,702.3
Balance at end of the year	101,720.7	67,689.8	57,431.7
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(40,449.1)	(35,299.3)	(31,700.9)
Amortisation and depreciation	5,741.6	4,041.9	3,636.6
Impairment	4,303.4	1,171.7
Disposals	111.7	63.8	38.2
Foreign currency translation	106.3
Balance at end of the year	(50,276.1)	(40,449.1)	(35,299.3)
Mine development, infrastructure and other
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	21,562.5	17,941.8
Balance at end of the year	32,220.3	21,562.5	17,941.8
Mine development, infrastructure and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	59,904.4	51,919.9	48,637.6
Additions	5,979.1	4,065.7	3,303.5
Disposals	(134.1)	(65.9)	(21.2)
Foreign currency translation	(733.8)
Assets acquired on acquisition of subsidiaries	11,513.6	3,984.7
Balance at end of the year	76,529.2	59,904.4	51,919.9
Mine development, infrastructure and other | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(38,341.9)	(33,978.1)	(30,650.2)
Amortisation and depreciation	5,067.6	3,656.7	3,358.4
Impairment	1,504.6	770.3
Disposals	534.2	63.2	30.5
Foreign currency translation	71.0
Balance at end of the year	(44,308.9)	(38,341.9)	(33,978.1)
Land, mineral rights and rehabilitation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	3,607.2	2,270.3
Balance at end of the year	17,336.9	3,607.2	2,270.3
Land, mineral rights and rehabilitation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	5,714.4	3,591.5	3,882.3
Additions	95.3	3.7	6.0
Change in estimates of rehabilitation assets	(187.8)	472.5	(273.4)
Disposals	(7.9)	(1.9)	(23.4)
Foreign currency translation	(921.3)
Assets acquired on acquisition of subsidiaries	17,115.2	1,648.6
Balance at end of the year	21,807.9	5,714.4	3,591.5
Land, mineral rights and rehabilitation | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(2,107.2)	(1,321.2)	(1,050.7)
Amortisation and depreciation	674.0	385.2	278.2
Impairment	1,300.3	401.4
Disposals	(422.5)	0.6	7.7
Foreign currency translation	33.0
Balance at end of the year	(4,471.0)	(2,107.2)	(1,321.2)
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	2,071.0	1,920.3
Balance at end of the year	1,887.4	2,071.0	1,920.3
Exploration and evaluation assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	2,071.0	1,920.3	1,885.0
Additions	66.2	81.7	35.3
Disposals	(0.3)
Foreign currency translation	(73.1)
Assets acquired on acquisition of subsidiaries	1,319.8	69.0
Balance at end of the year	3,383.6	R 2,071.0	R 1,920.3
Exploration and evaluation assets | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	1,498.5
Foreign currency translation	2.3
Balance at end of the year	R (1,496.2)